Revenue and Expenses - Estimated Payment Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 10,138
Purchase and other contractual obligations	42
Operating lease obligations, at present value		€ 14
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	3,939
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,267
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	1,027
More than 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 905